Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Ordinary shares, par value (in Dollars per share)			$ 0.2405
Ordinary shares, shares authorized			2,500,100
Ordinary shares, shares issued			2,500,100
Ordinary shares, shares outstanding			2,500,100
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares,authorized	1,000,000	1,000,000
Preferred shares, issued
Preferred shares, outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.2405
Ordinary shares, shares authorized	479,000,000	2,500,100
Ordinary shares, shares issued	146,741,306	2,500,100
Ordinary shares, shares outstanding	146,741,306	2,500,100
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Previosly Reported
Ordinary shares, par value (in Dollars per share)		$ 0.2405
Ordinary shares, shares authorized		2,500,100
Ordinary shares, shares issued		2,500,100
Ordinary shares, shares outstanding		2,500,100